Cash and Cash Equivalents (Details) - Schedule of currencies cash and cash equivalents are denominated - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents (Details) - Schedule of currencies cash and cash equivalents are denominated [Line Items]
Cash and cash equivalents	$ 3,631	$ 4,455
U.S. dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of currencies cash and cash equivalents are denominated [Line Items]
Cash and cash equivalents	3,538	4,356
NIS (not linked to the Israeli CPI) [Member]
Cash and Cash Equivalents (Details) - Schedule of currencies cash and cash equivalents are denominated [Line Items]
Cash and cash equivalents	$ 93	$ 99